UNCERTAIN TAX POSITION (Details) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Statute of limitations period (in years)	3 years
Local tax authority
Potential tax liability	$ 2,354,832	$ 3,188,615